Note 3 - Segment Reporting	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

3. Segment Reporting

We are engaged in two business segments, (i) we market, sell, design and install systems for residential and commercial customers and (ii) we sell our AC solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets. Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance.

An analysis of our revenue, operating profit and total assets are as follows (unaudited):

	Three Months Ended
	March 31,
Revenue	2015	2014
Distribution	$166,136	$142,482
Installation	108,505	—
	$274,641	$142,482

	Three Months Ended
	March 31,
Gross profit (loss)	2015	2014
Distribution	$(9,975)	$7,094
Installation	(1,766)	—
	$(11,741)	$7,094

Assets	March 31, 2015	December 31, 2014
Distribution	$2,482,508	$2,560,940
Installation	20,997	—
	$2,503,505	$2,560,940

We do not allocate operating expenses or other income (expense) to any of these segments for internal reporting purposes, as we do not believe that allocating these expenses is beneficial in evaluating segment performance. Installation assets include only accounts receivable assets. Other than accounts receivable, we do not allocate assets to segments for internal reporting purposes as we do not manage our segments by such metrics.